Operating Leases - Non-cancellable leases (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Operating Leases
2019	¥ 167,585
2020	152,779
2021	103,181
2022	85,816
2023	61,779
2024 and after	411,050
Total lease commitment	¥ 982,190